Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 2,750,841.6		₨ 2,288,842.6	$ 32,199.9
Purchased financing receivable outstanding	1,691.8	$ 19.8	2,600.7
Loans receivable restructured due to unexpected event	45,700.0		72,900.0	$ 500.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	68,600.0		42,900.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	₨ 4,300.0		₨ 2,800.0
Current Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	90 days			90 days
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	366 days			366 days